Schedule of Investments (unaudited) October 31, 2021	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(a)	$2,434	$3,566,826

Education — 3.8%
George Washington University, Series 2018, 4.13%, 09/15/48(b)	7,191	8,929,205
Massachusetts Higher Education Assistance Corp., Series 2021, 2.67%, 07/01/31	10,000	10,175,760
Rensselaer Polytechnic Institute, 5.25%, 09/01/48	18,190	23,145,680
Wesleyan University, 4.78%, 07/01/2116(b)	11,000	15,830,010

		58,080,655

Health Care Providers & Services — 5.4%
Baptist Health Obligated Group, Series 2019, 4.10%, 12/01/49	11,300	11,957,542
CommonSpirit Health, 3.82%, 10/01/49(b)	7,750	8,944,952
Kaiser Foundation Hospitals, 2.81%, 06/01/41(b)	11,876	12,037,003
Ochsner Clinic Foundation, 5.90%, 05/15/45(b)	5,000	7,079,553
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48(b)	5,065	6,924,388
Piedmont Healthcare, Inc., 2.72%, 01/01/42	8,207	8,051,212
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	26,484,544

		81,479,194

Real Estate Management & Development — 0.7%
Bridge Housing Corp., 3.25%, 07/15/30	10,020	10,428,331

Total Corporate Bonds — 10.1% (Cost: $128,825,087)		153,555,006

Municipal Bonds

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(b)	24,545	32,480,595

California — 27.3%
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44(b)	11,000	17,895,416
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40(b)	13,700	21,043,816
Series S-1, 7.04%, 04/01/50	1,015	1,802,229
Series S-3, 6.91%, 10/01/50(b)	14,000	25,241,398
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38(a)	5,000	5,128,575
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34(b)	18,145	28,389,613
City of Chula Vista California, RB, 2.91%, 06/01/45	9,185	9,110,133
City of El Cajon, RB, Series A, 3.28%, 04/01/43	2,605	2,657,803
City of Huntington Beach California, Refunding RB, 3.38%, 06/15/44	5,000	5,088,220
City of Riverside California, RB, Series A, 3.86%, 06/01/45	8,265	8,901,488
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40(b)	21,255	29,178,588
County of Riverside California, RB, 3.82%, 02/15/38	11,450	12,626,327
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29(b)	13,145	15,646,020
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	24,340	25,944,103

Security	Par (000)	Value

California (continued)
Foothill-Eastern Transportation Corridor Agency, Refunding RB (continued)
Series A, (AGM), 3.92%, 01/15/53	$7,202	$7,659,795
Golden State Tobacco Securitization Corp., Refunding RB, (SAP), 3.29%, 06/01/42	11,170	11,325,062
Inland Empire Tobacco Securitization Corp., Refunding RB, 3.68%, 06/01/38	8,455	8,703,822
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42(b)	10,000	15,952,750
Los Angeles Unified School District, GO, BAB, Series RY, 6.76%, 07/01/34	10,000	14,050,090
Orange County Local Transportation Authority, Refunding RB, BAB, Series A, 6.91%, 02/15/41(b)	5,000	7,378,435
San Diego County Regional Airport Authority, Refunding ARB, Series B, 5.59%, 07/01/43	4,000	4,414,936
State of California, GO, BAB
7.55%, 04/01/39(b)	9,035	15,213,811
7.63%, 03/01/40	8,950	14,960,892
7.60%, 11/01/40	15,000	26,126,400
University of California, RB, BAB
5.95%, 05/15/45(b)	24,000	34,204,440
6.30%, 05/15/50	27,010	35,281,326
University of California, Refunding RB, Series J, 4.13%, 05/15/45	8,185	9,795,669

		413,721,157

Colorado — 3.6%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	9,485	10,175,792
Denver City & County School District No.1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	8,677,470
Regional Transportation District, COP, BAB, Series B, 7.67%, 06/01/40(b)	23,000	36,047,532

		54,900,794

Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(a)	5,055	5,170,315

District of Columbia — 2.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47	10,750	18,854,167
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	9,235	16,293,403

		35,147,570

Florida — 4.3%
Capital Trust Agency Inc RB, 5.50%, 06/15/26(a)	445	443,585
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	490	496,587
Florida Development Finance Corp. RB, 5.00%, 06/15/25(a)	285	284,506
Florida Development Finance Corp., RB(a)
7.00%, 12/01/48(c)(d)	4,500	4,344,070
Series B, 5.75%, 06/15/25	735	742,238
Florida Development Finance Corp., Refunding RB, Series B, 4.11%, 04/01/50	15,000	15,680,475
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	16,288,225
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	180	182,411

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Miami-Dade County, Refunding RB, Series 2, Subordinate, 2.54%, 10/01/33	$7,500	$7,424,377
Sumter Landing Community Development District, RB, 4.17%, 10/01/47	2,575	3,057,933
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	16,440,340

		65,384,747

Georgia — 6.1%
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	26,367	40,283,344
6.66%, 04/01/57	24,368	38,238,095
7.06%, 04/01/57	9,750	14,516,639

		93,038,078

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series B, 7.15%, 06/15/31	625	621,461

Illinois — 15.5%
Chicago Board of Education, GO, 6.32%, 11/01/29	9,465	11,111,503
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	12,935	14,661,344
6.14%, 12/01/39	2,085	2,508,315
6.52%, 12/01/40	9,745	12,377,466
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	2,268,491
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40(b)	4,075	5,770,387
Chicago Transit Authority Sales Tax Receipts Fund, RB, Series B, 6.90%, 12/01/40	4,900	6,938,915
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40(b)	16,015	22,122,977
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series B, 3.91%, 12/01/40	3,960	4,538,746
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 6.90%, 01/01/40	36,000	49,331,628
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 6.74%, 11/01/40	15,250	21,331,044
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35(b)	15,000	20,082,885
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	7,739,475
State of Illinois, GO, BAB
6.73%, 04/01/35	6,320	7,843,954
7.35%, 07/01/35(b)	35,855	45,413,369

		234,040,499

Indiana — 2.0%
Indiana Finance Authority Refunding RB, 3.31%, 03/01/51	4,180	4,249,024
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39(b)	7,900	11,589,695
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	10,000	13,619,910

		29,458,629

Security	Par (000)	Value

Iowa — 0.1%
Capital Trust Agency, Inc., RB, 5.00%, 01/01/25(a)	$690	$689,229

Kentucky — 1.6%
Kentucky Public Transportation Infrastructure Authority Refunding RB, (AGM), 3.22%, 07/01/53	7,245	7,356,319
Westvaco Corp., RB, 7.67%, 01/15/27(a)	13,800	16,687,333

		24,043,652

Louisiana — 1.0%
City of New Orleans LA Sewerage Service Revenue, Refunding RB
(AGM), 2.84%, 06/01/41	3,840	3,866,146
(AGM), 2.94%, 06/01/45	4,000	4,035,000
City of New Orleans LA Water System Revenue, Refunding RB, (AGM), 2.89%, 12/01/41	3,180	3,235,396
Louisiana Local Government Environmental Facilities & Community Development Auth, Refunding RB, (AGM), 2.59%, 02/01/43(b)	4,800	4,607,338

		15,743,880

Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Series B, (AGM NPFGC), 3.12%, 07/01/43	2,590	2,762,761

Maryland — 0.8%
Maryland Economic Development Corp., RB, 4.00%, 04/01/34	10,570	11,249,651
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27(a)	1,000	964,383

		12,214,034

Massachusetts — 2.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40(b)	5,000	6,839,135
Massachusetts Educational Financing Authority, RB
Series A, 3.61%, 07/01/36	20,175	21,335,284
Series A, 2.64%, 07/01/37	11,925	12,031,359

		40,205,778

Michigan — 4.5%
Michigan Finance Authority, RB, Series D, 5.02%, 11/01/43	7,500	9,834,277
Michigan Finance Authority, Refunding RB, Series A, 3.27%, 06/01/39	10,000	10,507,170
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45(e)	50,000	15,487,600
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50	5,500	7,086,343
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	14,575	16,789,176
Michigan Strategic Fund, RB, 3.23%, 09/01/47	8,340	8,553,354

		68,257,920

Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	8,000	11,760,016
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	8,080,270

		19,840,286

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.5%
Mississippi Development Bank, RB, BAB, 6.41%, 01/01/40	$5,000	$7,397,385

Missouri — 1.8%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41(b)	7,000	10,480,498
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	17,321,359

		27,801,857

Nevada — 0.3%
City of North Las Vegas Nevada, GO, BAB, 6.57%, 06/01/40	1,420	1,921,073
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	3,154,628

		5,075,701

New Hampshire — 1.8%
New Hampshire Business Finance Authority Refunding RB, 3.30%, 04/01/32	11,895	11,920,098
New Hampshire Business Finance Authority, RB, 3.78%, 01/01/36	10,000	10,629,240
New Hampshire Business Finance Authority, Refunding RB, 2.87%, 07/01/35	5,015	4,812,214

		27,361,552

New Jersey — 10.6%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29(b)	20,974	26,539,619
New Jersey Educational Facilities Authority, Refunding RB, (AGM), 3.51%, 07/01/42	20,000	21,108,480
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	4,500	5,254,542
New Jersey Transportation Trust Fund Authority, Refunding RB, Series B, 4.13%, 06/15/42	29,355	33,290,038
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41(b)	34,000	54,409,792
Series F, 7.41%, 01/01/40	6,790	11,161,354
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	7,275	8,535,794

		160,299,619

New York — 8.7%
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	3,187,902
7.34%, 11/15/39(b)	13,245	21,389,443
Series TR, 6.69%, 11/15/40(b)	13,000	18,616,676
Metropolitan Transportation Authority, Refunding RB, Series C-2, 5.18%, 11/15/49	4,370	6,005,949
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38(b)	19,000	25,242,203
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40(b)	15,000	19,983,390
New York State Dormitory Authority, Refunding RB, Series B, 5.75%, 01/01/29.	6,010	6,515,321
Port Authority of New York & New Jersey, ARB, Consolidated, 192nd Series, 4.81%, 10/15/65	14,825	20,832,861
Port Authority of New York & New Jersey, RB
Consolidated, 165th Series, 5.65%, 11/01/40	2,750	3,852,560
Consolidated, 168th Series, 4.93%, 10/01/51	3,860	5,443,901

		131,070,206

Ohio — 6.2%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	10,000	16,621,860

Security	Par (000)	Value

Ohio (continued)
American Municipal Power, Inc., Refunding RB, BAB, Series B, 6.45%, 02/15/44	$10,000	$15,045,210
Franklin County Convention Facilities Authority, RB, BAB, 6.64%, 12/01/42(b)	30,575	45,943,952
Ohio University, RB, 5.59%, 12/01/2114	10,100	16,075,352

		93,686,374

Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Series B, 11.00%, 09/01/41(a)	3,000	3,533,631
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45(b)	3,500	5,290,057

		8,823,688

Pennsylvania — 4.0%
Commonwealth Financing Authority, RB
Series A, 3.86%, 06/01/38	2,210	2,558,680
Series A, 4.14%, 06/01/38	6,200	7,425,188
Series A, 3.81%, 06/01/41	4,920	5,735,579
Series A, 2.99%, 06/01/42	11,285	11,685,742
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	23,050	32,857,982

		60,263,171

Puerto Rico — 2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,465	3,854,106
Series A-2, Restructured, 4.33%, 07/01/40	5,000	5,483,000
Series A-2, Restructured, 4.55%, 07/01/40	14,899	15,201,062
Series A-2, Restructured, 4.78%, 07/01/58	12,447	13,868,572

		38,406,740

South Carolina — 2.9%
South Carolina Public Service Authority, RB, Series F, (AGM-CR), 5.74%, 01/01/30	5,000	5,973,895
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50	11,290	18,846,374
South Carolina Public Service Authority, Refunding RB, Series D, 4.77%, 12/01/45	10,085	13,320,813
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	6,285	6,283,492

		44,424,574

Tennessee — 3.8%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series B, 5.45%, 07/01/45	5,875	5,452,382
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A2, 7.43%, 07/01/43(b)	35,105	52,084,165

		57,536,547

Texas — 4.6%
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	1,355	1,363,852
City of Austin TX Rental Car Special Facility, RB, ARB, 5.75%, 11/15/22(f)	5,000	5,283,705
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45(b)	7,500	8,190,960
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48(b)	2,500	3,475,980
Dallas Fort Worth International Airport, Refunding RB, Series C, 3.09%, 11/01/40	10,155	10,615,316
New Hope Higher Education Finance Corp., RB, 5.00%, 06/15/27(a)	390	389,741

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB, 3.01%, 01/01/43	$6,800	$6,932,464
Port Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25(a)	1,085	1,119,380
Port of Beaumont Industrial Development Authority RB, 4.10%, 01/01/28(a)	10,500	10,126,253
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	20,000	22,483,900

		69,981,551

Utah — 2.4%
Utah Transit Authority, RB, BAB, 5.71%, 06/15/40(b)	26,405	36,201,941

Virginia — 2.7%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	31,220	32,624,057
Virginia Housing Development Authority, RB, M/F Housing, Series D, 3.64%, 06/01/45(b)	8,435	8,902,552

		41,526,609

Washington — 1.8%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	20,895	26,799,614

West Virginia — 3.6%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47(e)	1,600	174,309
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	40,000	41,440,400
Series B, Class 2, 4.88%, 06/01/49	12,175	12,738,580

		54,353,289

Wisconsin — 0.5%
Public Finance Authority, RB
6.75%, 11/01/24(a)	3,580	3,566,296
4.75%, 06/15/25(a)	735	734,375
5.38%, 06/15/28(a)	400	400,551
5.25%, 01/01/31(a)	1,410	1,419,168
Series B, 6.00%, 06/15/24	435	437,436
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(a)	1,470	1,577,326

		8,135,152

Total Municipal Bonds — 135.1% (Cost: $1,615,809,210)		2,046,866,955

Total Long-Term Investments — 145.2% (Cost: $1,744,634,297)		2,200,421,961

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(h)	6,511,410	$6,511,410

Total Short-Term Securities — 0.4% (Cost: $6,511,410)		6,511,410

Total Investments — 145.6% (Cost: $1,751,145,707)		2,206,933,371

Liabilities in Excess of Other Assets — (45.6)%		(691,659,629)

Net Assets — 100.0%		$1,515,273,742

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Zero-coupon bond.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Taxable Municipal Bond Trust (BBN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$6,413,514	$97,896	(a)	$—	$—	$—	$6,511,410	6,511,410	$265	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Barclays Bank PLC	0.35	%(b)	06/09/21	Open		$1,082,244	$1,083,759	Municipal Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/09/21	Open		6,267,938	6,275,459	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/09/21	Open		8,458,414	8,468,564	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/09/21	Open		13,612,500	13,628,835	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/09/21	Open		6,731,250	6,739,328	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		8,069,688	8,078,726	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/09/21	Open		34,620,000	34,682,316	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/09/21	Open		7,212,500	7,225,483	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/09/21	Open		49,342,500	49,431,316	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/09/21	Open		28,216,012	28,266,801	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/09/21	Open		32,070,000	32,127,726	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/09/21	Open		31,080,106	31,136,050	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		22,087,500	22,117,564	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		6,087,500	6,095,786	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		4,850,000	4,856,601	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		21,735,000	21,764,584	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		2,984,375	2,988,437	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		9,030,000	9,042,291	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		17,681,250	17,705,316	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		3,948,000	3,953,374	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		10,181,125	10,194,983	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/11/21	Open		8,677,500	8,690,998	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/11/21	Open		14,557,644	14,583,120	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/11/21	Open		7,200,000	7,212,600	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/11/21	Open		15,562,500	15,589,734	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/11/21	Open		3,666,156	3,672,572	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/11/21	Open		16,692,500	16,721,712	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/11/21	Open		15,231,769	15,258,424	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/11/21	Open		39,865,000	39,934,764	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/11/21	Open		27,580,400	27,628,666	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/23/21	Open		7,461,825	7,469,971	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	06/29/21	Open		15,574,325	15,595,783	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	06/29/21	Open		15,712,500	15,734,148	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/30/21	Open		18,956,250	18,985,632	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/27/21	Open		8,582,612	8,592,912	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/27/21	Open		26,900,000	26,932,280	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	08/02/21	Open		21,327,500	21,345,954	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	08/02/21	Open		12,125,000	12,135,609	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	08/02/21	Open		17,972,500	17,988,051	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	08/02/21	Open		13,287,500	13,299,127	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	08/02/21	Open		4,760,000	4,764,119	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	08/02/21	Open		13,837,500	13,849,473	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	08/02/21	Open		12,612,500	12,623,536	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	08/02/21	Open		5,494,500	5,500,681	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	08/02/21	Open		6,781,250	6,788,879	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	08/02/21	Open		4,230,000	4,234,759	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	08/02/21	Open		7,875,000	7,883,859	Municipal Bonds	Open/Demand

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
RBC Capital Markets LLC	0.45	%(b)	08/02/21	Open		$3,195,000	$3,198,594	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.40	(b)	08/03/21	Open		23,925,000	23,948,659	Municipal Bonds	Open/Demand
Barclays Bank PLC	0.25	(b)	10/26/21	Open		11,178,285	11,178,751	Corporate Bonds	Open/Demand

						$726,170,418	$727,206,666

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	1,341	12/21/21	$175,210	$2,891,352
U.S. Long Bond	1,492	12/21/21	239,932	2,321,645
5-Year U.S. Treasury Note	655	12/31/21	79,710	992,397

				$6,205,394

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$153,555,006	$—	$153,555,006
Municipal Bonds	—	2,046,866,955	—	2,046,866,955
Short-Term Securities
Money Market Funds	6,511,410	—	—	6,511,410

	$6,511,410	$2,200,421,961	$—	$2,206,933,371

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$6,205,394	$—	$—	$6,205,394

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $727,206,666 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

ARB	Airport Revenue Bonds

BAB	Build America Bond

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAP	Subject to Appropriations

TA	Tax Allocation

7